Loss Per Common Share - Schedule of Loss Per Common Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Earnings Per Share [Abstract]
Net loss available to common stockholders	$ (3,937)	$ (653)
Weighted average number of common shares, basic and diluted	21,072,472	20,877,893
Loss per common share, basic and diluted	$ (0.19)	$ (0.03)